REVENUE FROM CONTRACTS WITH CUSTOMERS - Accounts receivable continuity (Details) - CAD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Revenue from contracts with customers [Abstract]
Trade accounts receivable	$ 443,570	$ 375,356
Less: allowance for expected credit loss	(6,241)	(6,501)
Trade accounts receivables, net	437,329	368,855
Other accounts receivable	34,016	30,886
Accounts receivable	$ 471,345	$ 399,741